Borrowings Total Borrowings Excluding Market Value Adjustments, Scheduled Maturities (Detail) $ in Millions	Oct. 03, 2020 USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2021	$ 5,712
2022	3,858
2023	1,242
2024	2,869
2025	3,640
Thereafter	38,598
Total borrowings	55,919
Before Asia Theme Parks Consolidation
Long Term Debt Maturities Repayments Of Principal [Line Items]
2021	5,620
2022	3,858
2023	1,242
2024	2,869
2025	3,640
Thereafter	37,387
Total borrowings	54,616
Asia Theme Parks and Adjustments
Long Term Debt Maturities Repayments Of Principal [Line Items]
2021	92
2022	0
2023	0
2024	0
2025	0
Thereafter	1,211
Total borrowings	$ 1,303